Net Revenue - Summary of Contract Balances (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of contract liabilities [line items]
Contract liabilities (classified under accrued expenses and other current liabilities)	$ 31,770.0
Accrued expenses and other current liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities (classified under accrued expenses and other current liabilities)	$ 4,684.0	$ 32,434.8